ROPES & GRAY LLP
ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050
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August 11, 2005	Michael T. Cappucci (617) 951-7418
mcappucci@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Max A. Webb/Rolaine Bancroft – Legal

                  Cari Kerr/Michael Fay – Accounting

Re:	SEC Comment Letter dated August 3, 2005
Loews Cineplex Entertainment Corporation
Registration Statement on Form S-4 (File No. 333-124111)

Ladies and Gentlemen:

On behalf of Loews Cineplex Entertainment Corporation, a Delaware corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder, please find attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR Amendment No. 5 (including certain exhibits) to the above-referenced Registration Statement on Form S-4. A copy of this Amendment to the Registration Statement has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by the Company for a period of five years.

This Amendment revises Amendment No. 4 to the above referenced Registration Statement in response to the comments that Rolaine Bancroft conveyed to me orally in our telephone conversation of August 11, 2005.

For reference purposes, your comments as reflected in the Comment Letter are reproduced in bold in numerical sequence in this letter, and the corresponding responses of the Company are shown below each comment.

Exhibit 5.6

1.	Please delete the paragraphs D, E and G from the opinion or revise the prospectus to disclose the associated risks.

Response:	The supporting legal opinion has been revised to reflect the requested change.

We hope that the foregoing has been responsive to the staff’s comments. If you should have any questions about this letter or require any further information, please call the undersigned at (617) 951-7418.

Very truly yours,

/s/ Michael T. Cappucci
Michael T. Cappucci, Esq.

Attachments

cc:	John J. Walker
Michael Politi, Esq.
Bryan Berndt
Jane D. Goldstein, Esq.
William M. Shields, Esq.